Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Current	$ 189	$ 163
Non-Current	854	853
Total Lease liabilities	1,043	1,016
Expense relating to short-term leases (included in cost of goods sold and services rendered and operating expenses)	0	0	$ 0
Total cash outflow for leases	$ (292)	$ (285)	$ (277)